Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term securities
Current securities	$ 23,487	$ 12,958
Long-term securities
Maturity period	6 months
Equity
Short-term securities
Securities at FVTPL, publicly traded	$ 0	2,798
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	0	2,966
Debt securities
Short-term securities
Securities at FVTPL, unlisted	15,806	0
Securities at FVTOCI, publicly traded	7,681	10,160
Sovereign bonds issued by a government
Long-term securities
Debt securities at FVOCI	$ 7,358	$ 9,840
Sovereign bonds, Percent on total short-term securities	31.00%	76.00%